LEASE RECEIVABLES (Details)	12 Months Ended
Mar. 31, 2015
Minimum
Leases Disclosure [Line Items]
Lease receivable terms (in years)	1 year
Maximum
Leases Disclosure [Line Items]
Lease receivable terms (in years)	7 years